NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Accounting Policies [Abstract]
SCHEDULE OF TRANSLATION EXCHANGE RATES

As of March 31, 2023 and June 30, 2022, the exchange rates used to translate amounts in Australian dollars into USD for the purposes of preparing the consolidated financial statements were as follows:

	March 31, 2023	June 30, 2022
Exchange rate on balance sheet dates
USD : AUD exchange rate	0.6697	0.6915

Average exchange rate for the period
USD : AUD exchange rate	0.6794	0.7253

As of June 30, 2022 and 2021, the exchange rates used to translate amounts in Australian dollars into USD for the purposes of preparing the consolidated financial statements were as follows:

	June 30, 2022	June 30, 2021
Exchange rate on balance sheet dates
USD : AUD exchange rate	0.6915	0.7500

Average exchange rate for the period
USD : AUD exchange rate	0.7253	0.7473

SCHEDULE OF ACCUMULATED OTHER COMPREHENSIVE INCOME LOSS

The change in Accumulated Other Comprehensive Income by component during the nine months ended March 31, 2023 was as follows:

Foreign Currency Items:
Balance, June 30, 2022	$1,234,549
Unrealized foreign currency translation gain	59,198
Ending balance, March 31, 2023	$1,293,747

Change in Accumulated Other Comprehensive Income (Loss) by component during the years ended June 30, 2022 and 2021 were as follows:

Foreign Currency Items:
Beginning balance, June 30, 2020	$1,267,671
Foreign currency translation gain	182,467
Balance, June 30, 2021	1,085,204
Foreign currency translation gain	149,345
Ending balance, June 30, 2022	$1,234,549

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVE	The estimated useful lives are as follows:
Machinery and equipment	- 5 years
Furniture	- 7 years
The estimated useful lives are as follows:
Machinery and equipment	- 5 years
Furniture	- 7 years

SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS

	March 31, 2023	March 31, 2022
	(Unaudited)	(Unaudited)
Stock Options	0.06	0.06
Warrants with no designations	3,306	109
Series A Warrants as if converted at alternate cashless exercise prices	1,997,190	-
Series B Warrants	19	-
Series C Warrants as if converted at alternate cashless exercise prices *	8,874,955	-
Unvested restricted stock units	0.06	0.06
Convertible Debt	529,536	71,349
Total	11,405,006.12	71,458.12

*	Only convertible ratably upon exercise of Series B Warrants

	June 30, 2022	June 30, 2021

Stock Options	1	1
Stock Warrants	105	121
Unvested restricted stock	1	1
Convertible Debt	127,062	12,417
Total	127,169	12,540